Post-Employment Benefits - Summary of Expected Future Benefit Payments (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2021 CAD ($)
Disclosure of defined benefit plans [line items]
2022	$ 374
2023	382
2024	391
2025	400
2026	410
2027–2031	2,195
Total	4,152
Pension plan [member]
Disclosure of defined benefit plans [line items]
2022	346
2023	354
2024	362
2025	371
2026	380
2027–2031	2,039
Total	3,852
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
2022	28
2023	28
2024	29
2025	29
2026	30
2027–2031	156
Total	$ 300